RETIREMENT BENEFIT PLANS - Movements in Fair Value of Plan Assets (Details) - Fair value of plan assets - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of fair value of plan assets [line items]
Balance, beginning of year	$ 10,751.5	$ 8,737.9	$ 8,162.9
Interest income	174.8	120.1	161.7
Remeasurement:
Return on plan assets (excluding amounts included in net interest expense)	764.2	774.6	16.2
Contributions from employer	2,439.7	1,798.0	953.6
Benefits paid from plan assets	(803.4)	(679.1)	(556.5)
Balance, end of year	$ 13,326.8	$ 10,751.5	$ 8,737.9